Consolidated Statements of Changes in Equity - USD ($)	Common Stock	Additional paid-in Capital	Statutory Reserve	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Non controlling Interest	Total
Balance at Dec. 31, 2017	$ 22,760	$ 42,278,252	$ 1,989,475	$ 5,246,950	$ (216,414)	$ 2,307,727	$ 51,628,750
Balance (in Shares) at Dec. 31, 2017	22,760,000
Net income/loss				4,480,618		87,064	4,567,682
Appropriation to statutory reserve			643,322	(643,322)
Foreign currency translation adjustment					(2,888,771)	(126,806)	(3,015,577)
Balance at Dec. 31, 2018	$ 22,760	42,278,252	2,632,797	9,084,246	(3,105,185)	2,267,985	53,180,855
Balance (in Shares) at Dec. 31, 2018	22,760,000
Net income/loss				(14,802,614)		(294,635)	(15,097,249)
Foreign currency translation adjustment					(422,253)	(154,490)	(576,743)
Issuance of common stock for services	$ 400	447,600					448,000
Issuance of common stock for services (in Shares)	400,000
Balance at Dec. 31, 2019	$ 23,160	42,725,852	2,632,797	(5,718,368)	(3,527,438)	1,818,860	37,954,863
Balance (in Shares) at Dec. 31, 2019	23,160,000
Net income/loss				(11,773,763)		(1,126,845)	(12,900,608)
Appropriation to statutory reserve			329,017	(329,017)
Foreign currency translation adjustment					1,928,619	(5,303)	1,923,316
Issuance of common stock for services	$ 685	650,065					650,750
Issuance of common stock for services (in Shares)	685,000
Issuance of common stock for services	$ 290	333,210					333,500
Issuance of common stock for services (in Shares)	290,000
Change in statutory reserve related to disposal of Gu’an			(575,695)	575,695
Balance at Dec. 31, 2020	$ 24,135	$ 43,709,127	$ 2,386,119	$ (17,245,453)	$ (1,598,819)	$ 686,712	$ 27,961,821
Balance (in Shares) at Dec. 31, 2020	24,135,000